UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21712

CLOUGH GLOBAL EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin E. Douglas

Clough Global Equity Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: July 1, 2007 – June 30, 2008

Item 1 – Proxy Voting Record.

2

Name of Issuer	Ticker Symbol	CUSIP	S/H Meeting Date	Matter Voted on	Who Proposed (issuer or S/H)	Did Fund Vote	How Voted	For/Against Mgmt Position
Evergreen Solar, Inc	ESLR	30033R-108	7/25/2007	Vote on directors, vote to ratify appointment of PwC as independent public accounting firm for FYE 12/31/2007	Issuer	Yes	Yes	For
Castlepoint Holdings, Ltd	CPHL	G19522-112	7/30/2007

Vote on directors, vote on approval of 1,000,000 additional shares for 2006 Long-Term Equity plan, vote on amendment of bylaws to authorize the board to determine the number of authorized directors, vote to reclassify terms of board of directors, vote to reduce share premium and credit of contributed surplus account with difference, vote to ratify PwC as independent auditors and authorize the board to set auditors’ remuneration, vote to authorize election of directors of Castlepoint Reinsurance Co Ltd, vote to authorize ratification of Castlepoint Auditors, vote authorize elections of directors of Castlepoint Bermuda Holdings Ltd, vote to authorize ratification of Castlepoint Bermuda Holdings Ltd auditors

					Issuer	Yes	Yes	For
Apollo Investment Corp	AINV	03761U-106	8/7/2007	Vote on directors, vote to select PwC as independent public accounting firm for FYE 3-31-08	Issuer	Yes	Yes	For
Magal Security Systems Ltd	MAGS	M6786D-104	8/16/2007

Vote on directors, vote to elect Shaul Kobrinsky and Anat Winner as outside directors, vote to approve terms of compensation for certain directors, vote to approve terms of compensation for outside directors, vote to approve terms of compensation for deputy chairman of board, vote to approve terms of retirement of chairman of board, vote to approve terms of employment of new CEO, Vote to ratify appointment of E&Y as public accountants FYE 12-31-07, vote to approve terms of procurement of a directors’ and officers’ liability insurance policy

					Issuer	Yes	Yes	For
Merrill Lynch Premier Institutional Fund	MER	589978-105	8/23/2007	Vote on directors	Issuer	Yes	Yes	For
American Science & Engineering Inc.	ASEI	029429-107	9/13/2007

Vote of directors, Ratification of selection of independent registered public accountants to ratify the selection of Vitale, Caturano & Company, Ltd. The company’s independent registered public accountants for the fiscal year ending March 31, 2008

					Issuer	Yes	Yes	For
China Sunergy Co Ltd	CSUN	16942X-104	9/18/2007

Vote that section 3(A) of the Company’s share incentive plan be amended to replace it w/ the following paragraph: “Suject to the provisions of Article 7 and Section 3.1(B), the maximum aggregate number of shares which may be issued pursuant to allow awards is 2,373,328 ordinary shares

					Issuer	Yes	Yes	For
ConAgra Foods, Inc.	CAG	205887-102	9/27/2007	Vote for directors, Ratify the appointment of independent auditors, Shareholder proposal regarding controlled atmosphere killing	Issuer	Yes	Yes	For

Name of Issuer	Ticker Symbol	CUSIP	S/H Meeting Date	Matter Voted on	Who Proposed (issuer or S/H)	Did Fund Vote	How Voted	For/Against Mgmt Position
The Mosaic Company	MOS	61945A-107	10/4/2007	Vote for directors, Ratification of the appointment of KPMG LLP as independent registered public accounting firm	Issuer	Yes	Yes	For
People’s United Financial	PBCT	712704-105	10/18/2007	Vote of directors, vote for adoption of recognition and retention plan, vote for adoption of stock option plan, ratified registered public accountants	Issuer	Yes	Yes	For
Kookmin Bank	KB	50049M-109	10/31/2007	Approved appointment of executive and non-executive directors	Issuer	Yes	Yes	For
Linear Technology Corporation	LLTC	535678-SMH	11/7/2007	Vote for directors, ratified Ernst & Young as independent registered public accountants	Issuer	Yes	Yes	For
GlobalSantaFe Corporation	GSF	G3930E-101	11/9/2007	Approved scheme of arrangement	Issuer	Yes	Yes	For
Transocean, Inc.	RIG	G90078-109	11/9/2007	Approved scheme of arrangement, approved issuance of new shares to Globalsantafe, approved ammendment for max. 14 board members	Issuer	Yes	Yes	For
Microsoft Corporation	MSFT	594918-104	11/13/2007	Vote for directors, ratified Deloitte & Touche as independent auditor, vote against adoption of policies on internet censorship, vote against establishment of board committee on human rights	Issuer	Yes	Yes	For
Cisco Systems, Inc.	CSCO	17275R-102	11/15/2007

Vote for directors, vote to approve amendment and extension of stock incentive plan, vote to approve exec. incentive plan, ratified PWC as independent registered public accounting firm, vote against committee on human rights, vote against pay-for-superior-performance standard, vote against shareholder opportunity to ratify compensation of execs., vote against published report of Cisco’s violations of human rights

					Issuer	Yes	Yes	For
KLA-Tencor Corporation	KLAC	482480-SMH	11/15/2007	Vote for directors, approved ammendment to 2004 equity incentive plan, ratified PWC as independent registered public accounting firm	Issuer	Yes	Yes	For
Chicago Bridge & Iron Company N.V.	CBI	167250-109	11/16/2007	Approved acquisition of the Lummus Global Business of ABB ASEA BROWN BOVERI LTD.	Issuer	Yes	Yes	For
Broadridge Financial Solutions	BR	11133T-103	11/27/2007	Vote for directors, appointed Deloitte & Touche	Issuer	Yes	Yes	For
Micron Technology, Inc.	MU	595112-SMH	12/4/2007	vote for directors, approved equity incentive plan, ratified PWC as independent registered public accounting firm	Issuer	Yes	Yes	For
Energy Conversion Devices, Inc.	ENER	292659-109	12/11/2007

Vote for directors, ratified Grant Thornton as registered public accounting firm, approved annual incentive program, approved of ammended and restated articles of incorporation, approved ammendment to authorize 20,000,000 shares of prefered stock

					Issuer	Yes	Yes	For
Star Asia Finance, Limited	SASAY	855082-103	2/4/2008	Vote to increase share capital of the company	Issuer	Yes	Yes	For

Name of Issuer	Ticker Symbol	CUSIP	S/H Meeting Date	Matter Voted on	Who Proposed (issuer or S/H)	Did Fund Vote	How Voted	For/Against Mgmt Position
China Sunergy Co., Ltd	CSUN	16942X-104	2/5/2008	vote to approve and adopt second share incentive plan	Issuer	Yes	Yes	For
Pennantpark Investment Corp.	PNNT	708062-104	2/8/2008	Vote for directors, ratify KPMG as independent registered public accounting firm	Issuer	Yes	Yes	For
Helmerich & Payne, Inc.	HP	423452-101	3/5/2008	Vote for directors	Issuer	Yes	Yes	For
Pharmion Corporation	PHRM	71715B-409	3/6/2008	Vote to approve and adopt the agreement and plan of merger, vote to approve the adjournment of special meeting	Issuer	Yes	Yes	For
Kookmin Bank	KB	50049M-109	3/20/2008	Approved financial statements, ammended articles of incorporation, approved directors, approved audit committee, approved aggregate remuneration limit for directors	Issuer	Yes	Yes	For
Schlumberger Limited	SLB	806857-108	4/9/2008	Vote for directors, adopted and approved financials and dividends, adopted stock incentive plan, approved independent registered accounting firm	Issuer	Yes	Yes	For
Public Service Enterprise Group, Inc.	PEG	744573-106	4/15/2008

Vote for directors, ratified Deloitte & Touche, vote against stockholder proposal relating to executive compensation, vote against stockholder proposal relating to the nomination of directors, vote against stockholder proposal relating to election of directors

					Issuer	Yes	Yes	For
Brookline Bancorp, Inc.	BRKL	11373M-107	4/17/2008	Vote for directors, ratified KPMG	Issuer	Yes	Yes	For
Annaly Capital Management, Inc.	NLY	035710-409	4/21/2008	vote to approve proposal to increase number of authorized shares	Issuer	Yes	Yes	For
Banco Santander Chile	SAN	05965X-109	4/22/2008

Approved annual reports, approved allocation of net income, approved designation of external auditors, approved election of board members, approved determination of board renumeration for 2008, approved audit committee’s annual report

					Issuer	Yes	Yes	For
Encana Corporation	ECA	292505-104	4/22/2008	Vote for directors, appointed PWC as auditors, approved ammendment to stock option plan, vote against shareholder proposal	Issuer	Yes	Yes	For
Spirit Aerosystems Holdings Inc.	SPR	848574-109	4/22/2008	Vote for directors, approve amendments to short-term incentive plan, approve amendments to long-term incentive plan, ratified PWC	Issuer	Yes	Yes	For
DPL Inc.	DPL	233293-109	4/23/2008	Vote for directors, ratified KPMG as independent accounting firm, vote against shareholder proposal to dissolve DPL and other non-utility subsidiaries	Issuer	Yes	Yes	For
Equitable Resources, Inc.	EQT	294549-100	4/23/2008	Vote for directors, ratify Ernst & Young as independent registered public accountants	Issuer	Yes	Yes	For
MCG Capital Corporation	MCGC	58047P-107	4/23/2008

Vote for directors, ratify Ernst&Young, approve proposal to authorize flexibiltity for the company to sell shares at price below NAV/share, approve amendment to employee restricted stock plan, approve amendment to 2006 non-employee director restricted stock plan

					Issuer	Yes	Yes	For
MEMC Electronic Materials, Inc.	WFR	552715-104	4/23/2008	Vote for directors, ratified KPMG	Issuer	Yes	Yes	For

Name of Issuer	Ticker Symbol	CUSIP	S/H Meeting Date	Matter Voted on	Who Proposed (issuer or S/H)	Did Fund Vote	How Voted	For/Against Mgmt Position
Textron Inc.	TXT	883203-101	4/23/2008

Vote for directors, ratified independent public accounting firm, vote against shareholder proposal relating to foreign military sales, vote against proposal relating to tax gross-up payments to senior executives

					Issuer	Yes	Yes	For
Walter Industries, Inc.	WLT	93317Q-105	4/23/2008	Vote for directors	Issuer	Yes	Yes	For
Arch Coal, Inc.	ACI	039380-100	4/24/2008	Vote for directors, ratified independent public accounting firm	Issuer	Yes	Yes	For
Baker Hughes Incorporated	BHI	057224-107	4/24/2008

Vote for directors, ratified Deloitte & Touche, approved performance criteria for awards, such other business as may properly come before the meeting and any reconvened meeting after an adjournment thereof

					Issuer	Yes	Yes	For
Blackrock Kelson Capital Corporation	BKCC	092533-108	4/24/2008	Vote for directors, approve a new invesment management agreement, vote to approve proposal to sell shares of common stock at price below company’s then current NAV/share, ratify Deloitte&Touche	Issuer	Yes	Yes	For
Corning Incorporated	GLW	219350-105	4/24/2008	Vote for directors, approved amendment of employee equity participation program, ratified Pricewaterhour Coopers as independent auditors	Issuer	Yes	Yes	For
Crown Holdings, Inc.	CCK	228368-106	4/24/2008	Vote for directors, appoint auditors	Issuer	Yes	Yes	For
CTC Media Inc.	CTCM	12642X-106	4/24/2008	Vote for directors, ratify Ernst&Young	Issuer	Yes	Yes	For
Suncor Energy Inc.	SU	867229-106	4/24/2008	Vote for directors, reappointed PWC, vote for amendment and restatement of shareholder rights plan, vote for amendment of articles	Issuer	Yes	Yes	For
Cleco Corporation	CNL	12561W-105	4/25/2008	Vote for directors, ratified PricewaterhouseCoopers as independent accounting firm	Issuer	Yes	Yes	For
Consol Energy Inc.	CNX	20854P-109	4/29/2008	Vote for directos, vote for executive annual incentive plan, vote against joint shareholder proposal regarding climate change	Issuer	Yes	Yes	For
Denison Mines Corp.	DNN	248356-107	4/29/2008	Vote for directors, appoint PWC as auditors	Issuer	Yes	Yes	For
Exelon Corporation	EXC	30161N-101	4/29/2008	Vote for directors, ratified PWC, vote against shareholder proposal for report on global warming actions	Issuer	Yes	Yes	For
United States Steel Corporation	X	912909-108	4/29/2008	Vote for directors, elected Pricewaterhouse Coopers as independent registered public accounting firm	Issuer	Yes	Yes	For
Cabot Oil & Gas Corporation	COG	127097-103	4/30/2008	Vote for directors, ratify PWC	Issuer	Yes	Yes	For
Noble Corporation	NE	G65422-100	5/1/2008	Vote for directors, ratify PWC	Issuer	Yes	Yes	For
Sunoco, Inc.	SUN	86764P-109	5/1/2008	Vote for directors, approved long-term performance enhancement plan II, ratified Ernst&Young	Issuer	Yes	Yes	For

Name of Issuer	Ticker Symbol	CUSIP	S/H Meeting Date	Matter Voted on	Who Proposed (issuer or S/H)	Did Fund Vote	How Voted	For/Against Mgmt Position
Entergy Corporation	ETR	29364G-103	5/2/2008

Vote for directors, ratify public accountants, vote against shareholder proposal regarding advisory vote on executive compensation, vote against shareholder proposal relating to limitations on management compensation, vote against shareholder proposals relating to corporate political contributions, & regarding special shareholder meetings

					Issuer	Yes	Yes	For
Occidental Petroleum Corporation	OXY	674599-105	5/2/2008

Vote for directors, ratify KPMG, vote against scientific report on global warming, against advisory vote on exec. Compensation, against independence of compensation consultants, against pay-for-superior-performance principle, against special shareholder meeting

					Issuer	Yes	Yes	For
B&G Foods, Inc.	BGS	05508R-106	5/6/2008	Vote for directors, ratify KPMG, approve 2008 omnibus incentive compensation plan	Issuer	Yes	Yes	For
Exterran Holdings Inc.	EXH	30225X-103	5/6/2008	Vote for directors, ratify Deloitte & Touche	Issuer	Yes	Yes	For
Southwestern Energy Company	SWN	845467-109	5/6/2008	Vote for directors, ratify PWC	Issuer	Yes	Yes	For
The Travelers Companies, Inc.	TRV	89417 E-109	5/6/2008	Vote for directors, ratify KPMG	Issuer	Yes	Yes	For
Enbridge Inc.	ENB	29250N-105	5/7/2008	Vote for directors, appoint PWC as auditors, vote for amendments to, continuation and ratification of shareholders rights plan	Issuer	Yes	Yes	For
Hess Corporation	HES	42809H-107	5/7/2008	Vote for directors, ratify Ernst&Young, vote to declassify board of directors, approved long-term incentive plan	Issuer	Yes	Yes	For
Smurfit-Stone Container Corporation	SSCC	832727-101	5/7/2008	Vote for directors, ratify Ernst&Young	Issuer	Yes	Yes	For
Altra Holdings, Inc.	AIMC	02208R-106	5/8/2008	Vote for directors, ratify Ernst&Young	Issuer	Yes	Yes	For
Apache Corporation	APA	037411-105	5/8/2008	Vote for directors, vote against proposal concerning reimbursemen of proxy expenses	Issuer	Yes	Yes	For
Chicago Bridge & Iron Company N.V.	CBI	167250-109	5/8/2008	Vote for directors, ratify Ernst&Young, approve ammendments, approve dividend, approve compensation, etc.	Issuer	Yes	Yes	For
Gilead Science, Inc.	GILD	375558-103	5/8/2008	Vote for directors, ratify Ernst&Young, approve proposed amendment to equity incentive plan, approved increase in authorized shares of common stock	Issuer	Yes	Yes	For
Norfolk Southern Corporation	NSC	655844-108	5/8/2008	Vote for directors, ratify KPMG	Issuer	Yes	Yes	For
Peabody Energy Corporation	BTU	704549-104	5/8/2008	Vote for directors, ratify independent public accounting firm, approve proposal to declassify the board of directors, approve 2008 management annual incentive compensation plan	Issuer	Yes	Yes	For

Name of Issuer	Ticker Symbol	CUSIP	S/H Meeting Date	Matter Voted on	Who Proposed (issuer or S/H)	Did Fund Vote	How Voted	For/Against Mgmt Position
Sunpower Corporation	SPWR	867652-109	5/8/2008	Vote for directors, ratify PWC, approve second ammended and restated sunpower corporation 2005 stock incentive plan	Issuer	Yes	Yes	For
Dominion Resources, Inc.	D	2574U-109	5/9/2008	Vote for directors, ratify independent auditors	Issuer	Yes	Yes	For
FMC Technologies	FTI	30249U-101	5/9/2008	Vote for directors, approve material terms of the performance goals under our incentive compensation and stock plan	Issuer	Yes	Yes	For
Nucor Corporation	NUE	670346-105	5/9/2008	Vote for directors, ratify PWC, approve annual and long-term senior officers incentive compensation plan, vote against stockholder proposal	Issuer	Yes	Yes	For
Molecular Insight Pharmaceuticals Inc.	MIPI	60852M-104	5/12/2008	Vote for directors, ratify Deloitte & Touche	Issuer	Yes	Yes	For
Patriot Coal Corporation	PCX	70336T-104	5/12/2008	Vote for directors, ratify independent accouting firm	Issuer	Yes	Yes	For
Kraft Foods Inc.	KFT	50075N-104	5/13/2008	Vote for directors, ratify independent auditors	Issuer	Yes	Yes	For
Southern Union Company	SUG	844030-106	5/13/2008	Vote for directors, ratify PWC	Issuer	Yes	Yes	For
Aegean Marine Petroleum Network, Inc.	ANW	Y0017S-102	5/14/2008	Vote for directors, ratify Deloitte Hadjupavlou Sofianos & Cambanis S.A.	Issuer	Yes	Yes	For
Alpha Natural Resources	ANR	02076X-102	5/14/2008	Vote for directors, approve amendment and restatement of 2005 long-term incentive plan, approve 2008 annual incentive bonus, ratify KPMG	Issuer	Yes	Yes	For
BioSphere Medical, Inc.	BSMD	09066V-103	5/14/2008	Vote for directors, approve amendment to 2000 employee stock purchase plan, approve amendment to 2006 stock incentive plan	Issuer	Yes	Yes	For
ConocoPhillips	COP	20825C-104	5/14/2008

Vote for directors, amend certificate of incorporation to provide for annual election of directors, ratify Ernst & Young, vote against qualifications for directors nominees, against report on recognition of indegenous rights, against advisory vote on executive compensation, against political contributions, against greenhouse gas reduction, against community accountability, against drilling in sensitive/protected areas, against environmental impact, against global warming

					Issuer	Yes	Yes	For
National-Oilwell Varco, Inc.	NOV	637071-101	5/14/2008	Vote for directors, ratify independent auditors, approve of national oilwell varco annual incentive plan	Issuer	Yes	Yes	For
NRG Energy, Inc.	NRG	629377-508	5/14/2008	Vote for directors, approve employee stock purchase plan, ratify independent registered public accounting firm	Issuer	Yes	Yes	For
Uranium One Inc.	UUU	91701P-105	5/14/2008	Vote for directors, appoint Deloitte & Touche as auditors	Issuer	Yes	Yes	For
Cameco Corporation	CCJ	13321L-108	5/15/2008	Vote for directors, appoint KPMG, vote against shareholder proposal, vote against shareholder proposal to designate shares between residents and non-residents	Issuer	Yes	Yes	For

Name of Issuer	Ticker Symbol	CUSIP	S/H Meeting Date	Matter Voted on	Who Proposed (issuer or S/H)	Did Fund Vote	How Voted	For/Against Mgmt Position
IntercontinentalExchange, Inc.	ICE	45865V-100	5/15/2008	Vote for directors, ratify Ernst&Young	Issuer	Yes	Yes	For
Oneok, Inc.	OKE	682680-103	5/15/2008

Vote for directors, vote for proposal to amend and restate certificate of incorporation to change board structure, vote to amend equity compensation plan, vote to amend employee stock purchase plan, to approve employee stock award program, ratify PWC, vote against proposal for report on greenhouse gas emissions

					Issuer	Yes	Yes	For
The Williams Companies, Inc.	WMB	969457-100	5/15/2008	Vote for directors, ratify Ernst&Young	Issuer	Yes	Yes	For
Time Warner Inc.	TWX	887317-105	5/16/2008

Vote for directors, vote to eliminate the remaining super-majority vote requirements, approve amended and restated annual bonus plan for executive officers, ratify auditors, vote against stockholder proposal regarding separation of roles of chairman and CEO

					Issuer	Yes	Yes	For
Transocean Inc.	RIG	G90073-100	5/16/2008	Vote for directors, ratify Ernst&Young	Issuer	Yes	Yes	For
Ultra Petroleum Corp.	UPL	903914-109	5/16/2008

Vote for directors, approint Ernst & Young, vote against shareholder proposal regarding climate change, vote to transact such other business as may properly be brought before the annual meeting or any adjournments or postponements thereof

					Issuer	Yes	Yes	For
Anadarko Petroleum Corporation	APC	032511-107	5/20/2008

Vote for directors, ratify KPMG, approve 2008 omnibus incentive compensation plan, approve 2008 director compensation plan, vote against declassafication of board, vote against stockholder proposal - amendment to non-discrimination policy

					Issuer	Yes	Yes	For
Annaly Capital Management, Inc.	NLY	035710-409	5/20/2008	Vote for directors, ratify Deloitte & Touche	Issuer	Yes	Yes	For
Diamond Offshore Drilling, Inc.	DO	25271C-102	5/20/2008	Vote for directors, ratify Deloitte & Touche	Issuer	Yes	Yes	For
Nymex Holdings, Inc.	NMX	62948N-104	5/20/2008	Vote for directors, ratify KPMG	Issuer	Yes	Yes	For
Petrohawk Energy Corporation	HK	716495-106	5/20/2008	Vote for directors, ratify Deloitte & Touche	Issuer	Yes	Yes	For
Range Resources Corp.	RRC	75281A-109	5/20/2008	Vote for directors, vote to increase number of authorized shares of common stock, ammend 2005 equity-based compensation plan, ratify Ernst & Young	Issuer	Yes	Yes	For
Reliant Energy, Inc.	RRI	75952B-105	5/20/2008	Vote for directors, ratify KPMG	Issuer	Yes	Yes	For
XTO Energy	XTO	98385X-106	5/20/2008	Vote for directors, ratify KPMG, vote against stockholder proposal to declassify the board of directors	Issuer	Yes	Yes	For
Intel Corporation	INTC	458140-100	5/21/2008	Vote for directors, ratify Ernst&Young, vote against stockholder proposal to establish board committee on sustainability	Issuer	Yes	Yes	For

Name of Issuer	Ticker Symbol	CUSIP	S/H Meeting Date	Matter Voted on	Who Proposed (issuer or S/H)	Did Fund Vote	How Voted	For/Against Mgmt Position
Montpelier Re Holdings Ltd	MRH	G62185-106	5/21/2008

Vote for directors, approve adoption of second amended and restated bye-laws of the company, which would go into effect from the conclusion of the annual general meeting, appoint PWC, vote to consider such other business as may properly come before the annual general meeting or any adjournments thereof

					Issuer	Yes	Yes	For
PPL Corporation	PPL	69351T-106	5/21/2008	Vote for directors, vote to amend and restate company’s articles of incorporation to eliminate supermajority voting requirements, ratify public accounting firm	Issuer	Yes	Yes	For
Quicksilver Resources Inc.	KWK	74837R-104	5/21/2008	Vote for directors, approve amended and restated certificate of incorporation	Issuer	Yes	Yes	For
Anworth Mortgage Asset Corporation	ANH	037347-101	5/22/2008

Vote for directors, ratify McGladrey & Pullen as independent accounting firm, vote to authorize amendment to articles of incorporation to increase number of authorized shares from 100MM to 200MM shares of common stock

					Issuer	Yes	Yes	For
DSW Inc.	DSW	23334L-102	5/22/2008	Vote for directors	Issuer	Yes	Yes	For
Foundation Coal Holdings, Inc.	FCL	35039W-100	5/22/2008

Vote for directors, ratify Ernst & Young, approve the amended and restated 2004 stock incentive plan, approve annual incentive performance plan, vote against stockholder proposal regarding climate change

					Issuer	Yes	Yes	For
Goodrich Petroleum Corporation	GDP	382410-405	5/22/2008	Vote for directors, ratify Ernst & Young	Issuer	Yes	Yes	For
Sempra Energy	SRE	816851-109	5/22/2008

Vote for directors, ratify public accountants, approve 2008 long term incentive plan, approval of amended and restated articles of incorporation, vote against shareholder proposal entitled “shareholder say on pay”

					Issuer	Yes	Yes	For
First Solar, Inc.	FSLR	336433-107	5/23/2008	Vote for directors, ratify PWC	Issuer	Yes	Yes	For
Parallel Petroleum Corporation	PLLL	699157-103	5/28/2008	Vote for directors, approve 2008 long-term incentive plan, approve selection of BDO Seidman, LLP as independent auditors	Issuer	Yes	Yes	For
AK Steel Holding Corporation	AKS	001547-108	5/29/2008	Vote for directors, ratify Deloitte & Touche, vote for re-approval of the performance goals for the company’s annual management incentive plan	Issuer	Yes	Yes	For
Fidelity National Financial, Inc.	FNF	31620R-105	5/29/2008	Vote for directors, ratify KPMG, approve amended and restated 2005 omnibus incentive plan	Issuer	Yes	Yes	For
Delta Air Lines, Inc.	DAL	247361-702	6/3/2008	Vote for directors, ratify Ernst & Young as independent registered public accountants	Issuer	Yes	Yes	For
Ingram Micro, Inc.	IM	457153-104	6/4/2008	Vote for directors, amend and restated 2003 equity incentive plan, amended and restated executive incentive plan, ratify PWC	Issuer	Yes	Yes	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clough Global Equity Fund

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	August 22, 2008

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